Intangible assets (Details 1) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 15,586	$ 14,811
2019	15,586	14,811
2020	15,586	14,811
2021	15,586	14,811
2022	15,586	14,811
Thereafter	134,749	130,912
Finite lived intangible assets, net	$ 212,679	$ 204,967	$ 69,673